SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
SHAREHOLDERS’ EQUITY
NOTE 15:	SHAREHOLDERS’ EQUITY

Issued and paid-in share capital:

	Ordinary Shares
	2021	2020
	Number of shares

Balance as of January 1	133,916,229	124,223,182
Own shares held by the Group	(917,998)	(5,277,220)
Share based compensation	5,564,808	6,444,944
Issuance of shares in IPO *	15,568,590	-
Issuance of Restricted shares **	370,000	-
Shares issued in business combination ***	-	8,525,323

Issued and paid-in share capital as of December 31	154,501,629	133,916,229

Authorized share capital	500,000,000	300,000,000

* See Note 1d
** See Note 20
***Following the acquisition of Unruly, the Company issued 8,525,323 shares at a quoted price of GBP 1.51 (USD 1.98) per share to former Unruly shareholders which became admitted to trading on AIM on January 10, 2020 and are subject to an 18-months lock-up.

Rights attached to share:

The holders of ordinary shares are entitled to receive dividends as declared from time to time and are entitled to one vote per share at general meetings of the Company. All shares rank equally with regard to the Company’s residual assets.

Own shares acquisition:

On December 20, 2020, the Board of Directors approved a USD 10 million buyback program. On March 26, 2021, the Board of Directors terminated the buyback program due to the Company’s election to pursue the Proposed Offering, which was completed in the second quarter of 2021 (see Note 1d).